SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$2,496	$2,351
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	6,500	6,864
SBA Tower Trust, Series 2017-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.168%, 4-11-22 (A)	3,750	3,788

TOTAL ASSET-BACKED SECURITIES – 1.1%		$13,003
(Cost: $13,044)

CORPORATE DEBT SECURITIES
Communication Services
Integrated Telecommunication Services – 1.1%
AT&T, Inc., 3.800%, 3-15-22	7,150	7,528
Verizon Communications, Inc., 5.150%, 9-15-23	4,510	5,134

		12,662

Wireless Telecommunication Service – 1.1%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	7,830	7,960
3.663%, 5-15-25(A)	2,050	2,187
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	2,031	2,056

		12,203

Total Communication Services - 2.2%		24,865
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.6%
Ralph Lauren Corp., 1.700%, 6-15-22	3,600	3,663
VF Corp., 2.050%, 4-23-22	3,775	3,875

		7,538

Automobile Manufacturers – 0.3%
Volkswagen Group of America, Inc., 2.500%, 9-24-21(A)	3,400	3,454

General Merchandise Stores – 1.7%
Dollar General Corp., 3.250%, 4-15-23	9,771	10,433
Family Dollar Stores, Inc., 5.000%, 2-1-21	8,509	8,651

		19,084

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc., 0.400%, 6-3-23	5,250	5,247

Total Consumer Discretionary - 3.1%		35,323

Consumer Staples
Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	3,000	3,052

Distillers & Vintners – 0.9%
Constellation Brands, Inc.:
3.200%, 2-15-23	3,500	3,715
4.250%, 5-1-23	2,500	2,745
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	3,500	3,799

		10,259

Drug Retail – 0.8%
CVS Health Corp.:
2.800%, 7-20-20	3,234	3,237
3.500%, 7-20-22	3,325	3,503
2.750%, 12-1-22	3,030	3,162

		9,902

Soft Drinks – 0.9%
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	6,375	7,357
Keurig Dr Pepper, Inc., 4.057%, 5-25-23	2,675	2,917

		10,274

Total Consumer Staples - 2.9%		33,487
Energy
Oil & Gas Equipment & Services – 0.2%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 2.800%, 2-15-21	2,500	2,535

Oil & Gas Exploration & Production – 0.4%
Aker BP ASA, 6.000%, 7-1-22(A)	2,360	2,401
EQT Corp., 3.000%, 10-1-22(B)	2,150	2,000

		4,401

Oil & Gas Storage & Transportation – 2.9%
Enbridge, Inc., 2.900%, 7-15-22	2,913	3,022
EQT Midstream Partners L.P., 4.750%, 7-15-23	3,500	3,531
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	4,500	4,556
3.450%, 2-15-23	4,090	4,287
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	2,000	2,049
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	6,200	6,441
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	5,700	5,813
Western Gas Partners L.P., 5.375%, 6-1-21	3,575	3,566

		33,265

Total Energy - 3.5%		40,201

Financials
Asset Management & Custody Banks – 0.4%
Ares Capital Corp.:
3.625%, 1-19-22	1,030	1,048
3.500%, 2-10-23	2,750	2,766
National Securities Clearing Corp., 1.200%, 4-23-23(A)	1,028	1,044

		4,858

Consumer Finance – 2.4%
Ally Financial, Inc., 4.250%, 4-15-21	10,570	10,761
Discover Bank, 3.350%, 2-6-23	4,650	4,905
Ford Motor Credit Co. LLC, 3.470%, 4-5-21	1,000	977
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	5,000	5,058
4.200%, 11-6-21	5,260	5,394
5.200%, 3-20-23	1,000	1,070

		28,165

Diversified Banks – 4.5%
Bank of America Corp., 4.100%, 7-24-23	5,850	6,424
Bank of Montreal, 2.050%, 11-1-22	5,000	5,163
Citizens Bank N.A., 3.250%, 2-14-22	3,250	3,366
KeyCorp:
2.900%, 9-15-20	750	753
5.100%, 3-24-21	3,000	3,100
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2-22-22	5,500	5,699
Mizuho Financial Group, Inc., 2.953%, 2-28-22	4,400	4,563
National Bank of Canada, 2.100%, 2-1-23	3,600	3,702
Sumitomo Mitsui Financial Group, Inc., 2.784%, 7-12-22	4,290	4,469
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	3,500	3,496
Synchrony Bank, 3.000%, 6-15-22	3,500	3,575
U.S. Bancorp, 5.125%, 1-15-68	8,000	7,761

		52,071

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc., 3.450%, 9-21-23	3,500	3,797
Moody’s Corp., 2.625%, 1-15-23	3,750	3,926

		7,723

Investment Banking & Brokerage – 2.4%
E*TRADE Financial Corp., 2.950%, 8-24-22	3,515	3,662
Goldman Sachs Group, Inc. (The):
5.750%, 1-24-22	5,000	5,394
3.000%, 4-26-22	6,388	6,512
Morgan Stanley, 4.875%, 11-1-22	9,450	10,277
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(C)	1,700	1,744

		27,589

Life & Health Insurance – 1.0%
MassMutual Global Funding II, 2.250%, 7-1-22(A)	3,750	3,863
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	3,750	3,772
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	3,600	3,672

		11,307

Multi-Line Insurance – 0.4%
Athene Global Funding, 2.800%, 5-26-23(A)	4,500	4,591

Other Diversified Financial Services – 2.0%
Citigroup, Inc.:
2.700%, 3-30-21	4,893	4,973
3.500%, 5-15-23	3,655	3,902
JPMorgan Chase & Co.:
4.350%, 8-15-21	2,785	2,907
3.250%, 9-23-22	4,500	4,762
2.972%, 1-15-23	4,087	4,231
USAA Capital Corp., 1.500%, 5-1-23(A)	2,000	2,052

		22,827

Regional Banks – 0.9%
First Horizon National Corp., 3.550%, 5-26-23	6,000	6,191
PNC Bank N.A., 2.550%, 12-9-21	4,000	4,116

		10,307

Specialized Finance – 0.3%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9-15-23	1,333	1,333
Corporacion Andina de Fomento, 2.375%, 5-12-23	1,500	1,539

		2,872

Total Financials - 15.0%		172,310
Health Care
Health Care Equipment – 0.4%
Becton Dickinson & Co., 2.894%, 6-6-22	4,100	4,243

Pharmaceuticals – 1.6%
AbbVie, Inc., 2.300%, 11-21-22(A)	3,600	3,721
Elanco Animal Health, Inc., 5.022%, 8-28-23(D)	4,220	4,431
Takeda Pharmaceutical Co. Ltd., 4.000%, 11-26-21	3,640	3,800
Zoetis, Inc.:
3.450%, 11-13-20	995	1,004
3.250%, 2-1-23	5,635	5,947

		18,903

Total Health Care - 2.0%		23,146
Industrials
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc., 2.850%, 12-15-20(A)	1,460	1,470
BAE Systems plc, 4.750%, 10-11-21(A)	2,727	2,848
Boeing Co. (The), 2.800%, 3-1-23	5,623	5,728
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 3.950%, 6-15-23	3,600	3,042

		13,088

Agricultural & Farm Machinery – 0.7%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,500	1,510
John Deere Capital Corp.:
0.550%, 7-5-22	2,250	2,257
0.700%, 7-5-23	3,750	3,763

		7,530

Airlines – 0.7%
Delta Air Lines, Inc., 3.400%, 4-19-21	4,550	4,425
Southwest Airlines Co., 4.750%, 5-4-23	3,750	3,872

		8,297

Building Products – 0.2%
Masco Corp., 3.500%, 4-1-21	2,200	2,230

Environmental & Facilities Services – 1.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	9,605	10,017
2.950%, 6-15-24(B)	5,050	5,170

		15,187

Industrial Conglomerates – 0.4%
General Electric Capital Corp., 5.012%, 1-1-24	3,941	4,109

Total Industrials - 4.4%		50,441
Information Technology
Application Software – 0.1%
Infor, Inc., 1.450%, 7-15-23(A)	1,500	1,513

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc., 3.500%, 10-1-22	3,000	3,171
PayPal Holdings, Inc., 1.350%, 6-1-23	5,750	5,869

		9,040

IT Consulting & Other Services – 0.2%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	2,225	2,318

Semiconductors – 0.6%
Broadcom, Inc., 3.125%, 10-15-22(A)	2,037	2,122
Microchip Technology, Inc., 3.922%, 6-1-21	5,000	5,097

		7,219

Technology Hardware, Storage & Peripherals – 0.2%
NetApp, Inc., 3.375%, 6-15-21	2,000	2,044

Total Information Technology - 1.9%		22,134
Materials
Diversified Chemicals – 0.3%
DuPont De Nemours, Inc., 2.169%, 5-1-23	3,775	3,846

Fertilizers & Agricultural Chemicals – 0.2%
Nutrien Ltd., 1.900%, 5-13-23	1,500	1,548

Total Materials - 0.5%		5,394

Real Estate
Specialized REITs – 2.0%
American Tower Corp.:
2.250%, 1-15-22	3,975	4,074
3.070%, 3-15-23(A)	7,665	7,843
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	3,025
4.875%, 4-15-22	3,099	3,311
5.250%, 1-15-23	2,905	3,232
3.150%, 7-15-23	1,195	1,275

		22,760

Total Real Estate - 2.0%		22,760
Utilities
Electric Utilities – 2.1%
CenterPoint Energy, Inc., 2.500%, 9-1-22	4,000	4,140
Entergy Texas, Inc., 2.550%, 6-1-21	7,225	7,336
Evergy, Inc., 5.292%, 6-15-22(D)	2,890	3,086
MidAmerican Energy Co., 3.700%, 9-15-23	3,000	3,248
National Rural Utilities Cooperative Finance Corp., 2.400%, 4-25-22	2,275	2,349
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	3,940	4,144

		24,303

Multi-Utilities – 0.4%
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	3,765	4,046

Total Utilities - 2.5%		28,349

TOTAL CORPORATE DEBT SECURITIES – 40.0%		$458,410
(Cost: $448,402)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.9%
COLT Funding LLC, Series 2018-4, Class M1 (Mortgage spread to 3-year U.S. Treasury index), 4.716%, 12-28-48(A)(C)	3,600	3,605
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(A)(C)	3,909	4,002
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10, 4.286%, 11-27-49(A)	6,500	6,388
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(A)(C)	1,772	1,641
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20, 0.000%, 5-27-45(A)(E)	6,353	5,805

		21,441

TOTAL MORTGAGE-BACKED SECURITIES – 1.9%		$21,441
(Cost: $21,447)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
U.S. Department of Transportation, 6.001%, 12-7-21(A)	5,670	6,113

Mortgage-Backed Obligations – 10.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 2.033%, 8-25-25(A)(C)	4,031	3,782
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.683%, 11-25-24(A)(C)	2,905	2,808
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.733%, 6-25-27(A)(C)	1,103	1,042
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
3.433%, 6-25-21(A)(C)	995	981
4.183%, 9-25-22(A)(C)	2,358	2,337
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.754%, 11-25-47(A)(C)	3,500	3,522
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.510%, 7-25-22(A)(C)	3,000	3,097
4.487%, 1-25-46(A)(C)	6,075	6,138
4.121%, 2-25-46(A)(C)	390	394
3.744%, 7-25-46(A)(C)	3,000	3,080
3.663%, 2-25-48(A)(C)	3,745	3,789
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.598%, 11-25-23(A)(C)	1,500	1,524
3.705%, 11-25-23(A)(C)	15,799	16,387
4.003%, 5-25-45(A)(C)	6,500	6,749
3.667%, 6-25-45(A)(C)	1,000	1,032
3.681%, 11-25-47(A)(C)	4,470	4,608
3.663%, 2-25-48(A)(C)	4,000	4,099
3.710%, 6-25-48(A)(C)	2,500	2,660
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.701%, 6-25-22(A)(C)	11,098	11,482
4.194%, 5-25-25(A)(C)	985	1,066
3.800%, 11-25-49(A)(C)	5,100	5,375
3.763%, 11-25-50(A)(C)	12,055	12,677
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 10-25-41	8,055	8,300
2.000%, 12-25-42	639	643

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.381%, 6-1-21	5,813	5,998
5.500%, 2-1-22	33	33
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	3,383	3,492
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	2,716	2,874

		119,969

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 10.9%		$126,082
(Cost: $122,918)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 43.6%
U.S. Treasury Notes:
2.500%, 1-31-21	15,500	15,711
2.500%, 2-28-21	4,500	4,570
2.250%, 4-30-21	14,000	14,241
2.625%, 5-15-21	20,000	20,428
2.250%, 7-31-21	27,000	27,603
2.750%, 8-15-21	25,000	25,718
1.500%, 8-31-21	32,100	32,593
2.750%, 9-15-21	3,600	3,712
1.500%, 9-30-21	33,250	33,799
2.875%, 10-15-21	18,700	19,350
2.000%, 10-31-21	5,000	5,122
1.500%, 11-30-21	49,400	50,328
2.000%, 12-31-21	5,000	5,137
1.500%, 1-31-22	13,250	13,527
2.000%, 2-15-22	11,000	11,326
1.875%, 2-28-22	20,250	20,822
1.750%, 5-31-22	14,500	14,937
1.750%, 7-15-22	34,000	35,094
2.000%, 7-31-22	16,500	17,130
1.375%, 10-15-22	1,000	1,027
2.000%, 10-31-22	42,500	44,308
2.125%, 12-31-22	20,000	20,973
1.500%, 1-15-23	11,500	11,885
2.500%, 3-31-23	30,950	32,921
2.750%, 4-30-23	19,250	20,646

		502,908

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 43.6%		$502,908
(Cost: $486,791)

SHORT-TERM SECURITIES
Commercial Paper(F) – 1.7%
AT&T, Inc., 0.180%, 10-2-20	5,000	4,998
Campbell Soup Co., 0.380%, 8-11-20	5,904	5,901
General Motors Financial Co., Inc., 0.670%, 7-1-20	4,900	4,900
Mondelez International, Inc., 0.190%, 7-1-20	4,000	4,000

		19,799

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.360%, 7-7-20(G)	459	459

	Shares
Money Market Funds (I) – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(H)	1,270	1,271
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	101	101

		1,372

	Principal
Notes – 0.4%
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 0.400%, 7-7-20(G)	$5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.2%		$26,630
(Cost: $26,606)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,148,474
(Cost: $1,119,208)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		3,850

NET ASSETS – 100.0%		$1,152,324

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $204,319 or 17.7% of net assets.

(B)	All or a portion of securities with an aggregate value of $1,255 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(E)	Zero coupon bond.
(F)	Rate shown is the yield to maturity at June 30, 2020.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$13,003	$—
Corporate Debt Securities	—	458,410	—
Mortgage-Backed Securities	—	21,441	—
United States Government Agency Obligations	—	126,082	—
United States Government Obligations	—	502,908	—
Short-Term Securities	1,372	25,258	—

Total	$1,372	$1,147,102	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,119,208

Gross unrealized appreciation	31,795
Gross unrealized depreciation	(2,529)

Net unrealized appreciation	$29,266